Nature of business (Tables)	9 Months Ended
Sep. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The Company has the following subsidiaries:

Entity name	Country	Ownership percentage September 30, 2023	Ownership percentage December 31, 2022
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée (“Docebo France”)	France	100	100
Docebo DACH GmbH (“Docebo Germany”)	Germany	100	100
Docebo Australia Pty Ltd. ("Docebo Australia")	Australia	100	100
Docebo Ireland Limited	Ireland	100	100
Circles Collective Inc. ("PeerBoard")	United States	100	—
Edugo AI HK Limited	Hong Kong	100	—